1(212) 318-6275

rachaelschwartz@paulhastings.com

May 2, 2013	41610.00008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Daily Income Fund (the “Fund”)

Post-Effective Amendment No. 32 to the Registration Statement

on Form N-1A under the Securities Act of 1933 (33-74470)

Ladies and Gentleman:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A that has been marked to show changes from Post-Effective Amendment No. 31.

The purpose of this filing is to respond to Staff comments on the Rule 485(a) filing made on March 4, 2013, and to make other non-material changes. It is proposed that this filing will become effective May 3, 2013, pursuant to paragraph (b) of Rule 485 of the Securities Act of 1933. This filing does not contain any disclosure which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Should you have any questions or comments regarding the filing, please do not hesitate to contact me at (212) 318-6275.

Enclosures

Sincerely,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for PAUL HASTINGS LLP

Paul Hastings LLP | 75 East 55th Street | New York, NY 10022

t: +1.212.318.60000 | www.paulhastings.com